UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2009

Date of reporting period:	May 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.1%)
	Advertising/Marketing Services (0.1%)
32,596	Interpublic Group of Companies, Inc. (The) (a)	$170,803
18,320	Omnicom Group, Inc.	558,760
		729,563
	Aerospace (0.1%)
12,421	ITT Corp.	511,497

	Aerospace & Defense (1.8%)
45,484	Boeing Co.	2,039,957
9,493	FLIR Systems, Inc. (a)	213,213
25,284	General Dynamics Corp.	1,438,660
8,420	Goodrich Corp.	408,707
6,926	L-3 Communications Holdings, Inc.	509,130
21,729	Lockheed Martin Corp.	1,817,196
20,343	Northrop Grumman Corp.	968,734
8,362	Precision Castparts Corp.	690,450
24,554	Raytheon Co.	1,096,336
10,828	Rockwell Collins, Inc.	459,324
		9,641,707
	Agricultural Commodities/Milling (0.2%)
41,027	Archer-Daniels-Midland Co.	1,129,063

	Air Freight/Couriers (1.0%)
11,574	C.H. Robinson Worldwide, Inc.	588,191
14,505	Expeditors International of Washington, Inc.	475,909
19,696	FedEx Corp.	1,091,749
64,336	United Parcel Service, Inc. (Class B)	3,290,143
		5,445,992
	Airlines (0.1%)
50,598	Southwest Airlines Co.	341,031

	Aluminum (0.1%)
56,324	Alcoa, Inc.	519,307

	Apparel/Footwear (0.5%)
18,852	Coach, Inc. (a)	495,242
25,044	Nike, Inc. (Class B)	1,428,760
3,848	Polo Ralph Lauren Corp.	207,099
6,023	V.F. Corp.	342,227
		2,473,328
	Apparel/Footwear Retail (0.4%)
5,953	Abercrombie & Fitch Co. (Class A)	179,245
31,894	Gap, Inc. (The)	569,308
18,508	Limited Brands, Inc.	231,535
10,902	Nordstrom, Inc.	214,660
25,295	TJX Companies, Inc. (The)	746,455
		1,941,203
	Auto Parts: O.E.M. (0.1%)
36,025	Johnson Controls, Inc.	717,978

	Automotive Aftermarket (0.0%)
16,504	Goodyear Tire & Rubber Co. (The) (a)	188,971

	Beverages: Alcoholic (0.2%)
6,708	Brown-Forman Corp. (Class B)	294,146
13,315	Constellation Brands Inc. (Class A) (a)	153,921
10,180	Molson Coors Brewing Co. (Class B)	447,818
		895,885
	Beverages: Non-Alcoholic (2.4%)
128,222	Coca-Cola Co. (The)	6,303,394

21,694	Coca-Cola Enterprises Inc.	361,422
17,352	Dr Pepper Snapple Group Inc.	377,059
9,243	Pepsi Bottling Group, Inc. (The)	303,725
100,151	PepsiCo, Inc.	5,212,860
		12,558,460
	Biotechnology (1.9%)
66,991	Amgen Inc. (a)	3,345,531
18,641	Biogen Idec Inc. (a)	965,417
29,839	Celgene Corp. (a)	1,260,399
4,682	Cephalon, Inc. (a)	273,007
17,277	Genzyme Corp. (a)	1,021,762
57,309	Gilead Sciences, Inc. (a)	2,470,018
11,803	Life Technologies Corp.	457,720
3,778	Millipore Corp. (a)	237,598
		10,031,452
	Building Products (0.0%)
24,617	Masco Corp.	255,032

	Cable/Satellite TV (0.7%)
185,867	Comcast Corp. (Class A)	2,559,389
33,873	DIRECTV Group, Inc. (The) (a)	762,143
6,160	Scripps Networks Interactive Class A	170,878
		3,492,410
	Casino/Gaming (0.1%)
20,158	International Game Technology	349,943
4,214	Wynn Resorts, Ltd. (a)	156,171
		506,114
	Chemicals: Agricultural (0.6%)
2,528	CF Industries Holdings Inc.	196,274
35,029	Monsanto Co.	2,877,632
		3,073,906
	Chemicals: Major Diversified (0.6%)
68,391	Dow Chemical Co. (The)	1,209,153
58,412	Du Pont (E.I.) de Nemours & Co.	1,662,990
4,962	Eastman Chemical Co.	205,625
5,379	International Flavors & Fragrances, Inc.	171,590
		3,249,358
	Chemicals: Specialty (0.5%)
12,884	Air Products & Chemicals, Inc.	834,626
19,911	Praxair, Inc.	1,457,485
8,575	Sigma-Aldrich Corp.	415,545
		2,707,656
	Coal (0.2%)
12,394	CONSOL Energy, Inc.	510,137
5,823	Massey Energy Co.	133,288
18,238	Peabody Energy Corp.	619,727
		1,263,152
	Commercial Printing/Forms (0.0%)
14,022	Donnelley (R.R.) & Sons Co.	189,017

	Computer Communications (1.5%)
376,788	Cisco Systems, Inc. (a)	6,970,578
33,412	Juniper Networks, Inc. (a)	826,279
8,750	QLogic Corp. (a)	119,438
		7,916,295
	Computer Peripherals (0.4%)
128,936	EMC Corp. (a)	1,514,998
5,363	Lexmark International, Inc. (Class A) (a)	87,631
22,583	Netapp Inc.	440,369
45,128	Seagate Technology Inc. (Escrow) (a) (c)	0
		2,042,998
	Computer Processing Hardware (2.8%)
57,485	Apple Inc. (a)	7,807,038
109,998	Dell Inc. (a)	1,273,777
152,456	Hewlett-Packard Co.	5,236,864
50,520	Sun Microsytems (a)	454,680
		14,772,359

	Construction Materials (0.1%)
7,534	Vulcan Materials Co.	333,681

	Containers/Packaging (0.2%)
6,470	Ball Corp.	257,506
6,818	Bemis Company, Inc.	171,064
11,412	Owens-Illinois, Inc. (a)	326,726
8,987	Pactiv Corp. (a)	201,309
10,799	Sealed Air Corp.	216,088
		1,172,693
	Contract Drilling (0.2%)
4,608	Diamond Offshore Drilling, Inc.	388,362
9,701	ENSCO International Inc.	377,272
19,465	Nabors Industries, Ltd. (Bermuda) (a)	348,034
7,730	Rowan Companies, Inc.	158,156
		1,271,824
	Data Processing Services (0.7%)
6,673	Affiliated Computer Services, Inc. (Class A) (a)	299,885
32,500	Automatic Data Processing, Inc.	1,235,325
8,349	Convergys Corp. (a)	77,228
12,996	Fidelity National Information Services, Inc.	250,303
8,802	Fiserv, Inc. (a)	372,853
21,964	Paychex, Inc.	601,155
13,463	Total System Services, Inc.	183,770
43,199	Western Union Co.	761,598
		3,782,117
	Department Stores (0.3%)
18,867	Kohl’s Corp. (a)	801,281
28,767	Macy*s Inc.	335,999
15,198	Penney (J.C.) Co., Inc.	396,516
		1,533,796
	Discount Stores (2.1%)
5,617	Big Lots, Inc. (a)	129,247
27,898	Costco Wholesale Corp.	1,353,611
9,557	Family Dollar Stores, Inc.	289,290
3,806	Sears Holdings Corp. (a)	216,371
48,909	Target Corp.	1,922,124
142,591	Wal-Mart Stores, Inc.	7,092,476
		11,003,119
	Drugstore Chains (0.9%)
93,930	CVS/Caremark Corp.	2,799,114
61,718	Walgreen Co.	1,838,579
		4,637,693
	Electric Utilities (3.5%)
46,016	AES Corp. (The) (a)	459,700
11,563	Allegheny Energy, Inc. (a)	289,075
14,464	Ameren Corp.	336,433
30,574	American Electric Power Co., Inc.	805,319
23,541	CenterPoint Energy, Inc.	238,235
15,473	CMS Energy Corp.	175,464
16,157	Consolidated Edison, Inc.	572,927
12,204	Constellation Energy Group	332,925
37,674	Dominion Resources, Inc.	1,197,656
11,151	DTE Energy Co.	337,318
81,678	Duke Energy Corp.	1,155,744
19,193	Edison International	561,203
11,949	Entergy Corp.	891,634
41,213	Exelon Corp.	1,978,636
19,256	FirstEnergy Corp.	727,684
26,475	FPL Group, Inc.	1,496,632
5,227	Integrys Energy Group, Inc.	141,599
10,232	Northeast Utilities	212,723
14,789	Pepco Holdings, Inc.	191,961
22,873	PG&E Corp.	839,668
6,896	Pinnacle West Capital Corp.	190,674
23,085	PPL Corp.	749,570
17,995	Progress Energy, Inc.	639,002
32,069	Public Service Enterprise Group Inc.	1,022,039
8,030	SCANA Corp.	241,061

50,520	Southern Co. (The)	1,435,273
14,555	TECO Energy, Inc.	163,307
7,997	Wisconsin Energy Corp.	315,562
30,715	Xcel Energy, Inc.	526,762
		18,225,786
	Electrical Products (0.4%)
11,855	Cooper Industries Ltd. (Class A) (Bermuda)	389,081
46,961	Emerson Electric Co.	1,506,978
9,634	Molex Inc.	147,208
		2,043,267
	Electronic Components (0.3%)
12,023	Amphenol Corporation (Class A)	401,448
14,409	Jabil Circuit, Inc.	112,822
15,353	MEMC Electronic Materials, Inc. (a)	296,159
15,461	SanDisk Corp. (a)	242,119
31,302	Tyco Electronics Ltd. (Bermuda)	543,716
		1,596,264
	Electronic Equipment/Instruments (0.2%)
23,940	Agilent Technologies, Inc. (a)	436,426
15,038	JDS Uniphase Corp. (a)	81,055
9,679	Rockwell Automation, Inc.	297,049
59,208	Xerox Corp. (a)	402,614
		1,217,144
	Electronic Production Equipment (0.3%)
83,700	Applied Materials, Inc.	942,462
11,550	KLA-Tencor Corp.	311,850
6,680	Novellus Systems, Inc. (a)	119,772
11,579	Teradyne, Inc. (a)	82,790
		1,456,874
	Electronics/Appliance Stores (0.2%)
20,748	Best Buy Co., Inc.	728,255
8,555	RadioShack Corp.	114,979
		843,234
	Electronics/Appliances (0.1%)
18,363	Eastman Kodak Co.	47,927
4,005	Harman International Industries, Inc.	74,653
5,028	Whirlpool Corp.	211,880
		334,460
	Engineering & Construction (0.2%)
12,415	Fluor Corp.	583,257
8,404	Jacobs Engineering Group, Inc. (a)	360,532
		943,789
	Environmental Services (0.3%)
21,960	Republic Services, Inc.	500,468
31,021	Waste Management, Inc.	855,869
		1,356,337
	Finance/Rental/Leasing (0.4%)
26,790	Capital One Financial Corp.	654,748
19,531	CIT Group, Inc.	74,804
32,827	Discover Financial Services	313,826
4,481	Mastercard Inc. Class A (a)	790,135
3,804	Ryder System, Inc.	107,197
31,963	SLM Corp.	211,275
		2,151,985
	Financial Conglomerates (2.6%)
74,980	American Express Co.	1,863,253
352,408	Citigroup, Inc.	1,310,958
239,980	JPMorgan Chase & Co.	8,855,261
12,107	Leucadia National Corp. (a)	252,794
17,739	Principal Financial Group, Inc.	393,806
25,849	Prudential Financial, Inc.	1,031,634
		13,707,706
	Financial Publishing/Services (0.3%)
3,688	Dun & Bradstreet Corp. (a)	301,642
8,640	Equifax, Inc.	235,181
18,606	McGraw-Hill Companies, Inc. (The)	559,855
13,286	Moody’s Corp.	363,904
		1,460,582

	Food Distributors (0.2%)
37,831	SYSCO Corp.	906,431

	Food Retail (0.4%)
41,296	Kroger Co. (The)	941,549
29,323	Safeway Inc.	594,084
14,484	SUPERVALU, Inc.	240,434
9,598	Whole Foods Market, Inc.	181,114
		1,957,181
	Food: Major Diversified (1.2%)
14,073	Campbell Soup Co.	390,104
30,581	ConAgra Foods Inc.	568,501
21,605	General Mills, Inc.	1,105,744
19,369	Heinz (H.J.) Co.	708,518
15,469	Kellogg Co.	669,034
93,387	Kraft Foods Inc. (Class A)	2,438,335
48,354	Sara Lee Corp.	434,702
		6,314,938
	Food: Meat/Fish/Dairy (0.1%)
10,530	Dean Foods Co.	197,964
4,616	Hormel Foods Corp.	160,360
20,664	Tyson Foods, Inc. (Class A)	275,244
		633,568
	Food: Specialty/Candy (0.2%)
11,345	Hershey Foods Co. (The)	399,571
8,892	McCormick & Co., Inc. (Non-Voting)	271,384
8,101	Smucker (J.M.) Co.	326,146
		997,101
	Forest Products (0.1%)
14,452	Weyerhaeuser Co.	485,298

	Gas Distributors (0.5%)
34,593	Dynegy, Inc. (Class A) (a)	69,532
8,951	EQT Corporation	333,425
3,091	Nicor Inc.	97,212
18,758	NiSource, Inc.	200,523
11,863	Questar Corp.	402,037
14,960	Sempra Energy	683,373
41,796	Spectra Energy Corp.	670,826
		2,456,928
	Home Building (0.1%)
8,503	Centex Corp.	71,680
18,844	D.R. Horton, Inc.	173,553
5,149	KB Home	77,235
9,665	Lennar Corp. (Class A)	91,914
14,618	Pulte Homes, Inc.	128,638
		543,020
	Home Furnishings (0.1%)
10,684	Leggett & Platt, Inc.	156,841
18,961	Newell Rubbermaid, Inc.	218,241
		375,082
	Home Improvement Chains (0.9%)
8,839	Fastenal Co.	293,632
106,755	Home Depot, Inc. (The)	2,472,446
95,716	Lowe’s Companies, Inc.	1,819,561
6,717	Sherwin-Williams Co.	354,658
		4,940,297
	Hospital/Nursing Management (0.0%)
28,396	Tenet Healthcare Corp. (a)	103,077

	Hotels/Resorts/Cruiselines (0.3%)
26,616	Carnival Corp (Panama) (Units) (b)	677,111
20,058	Marriott International, Inc. (Class A)	468,555
12,519	Starwood Hotels & Resorts Worldwide, Inc.	306,340
12,129	Wyndham Worldwide Corp. (a)	143,001
		1,595,007
	Household/Personal Care (2.8%)
25,473	Avon Products, Inc.	676,563

9,488	Clorox Co. (The)	497,551
31,412	Colgate-Palmolive Co.	2,071,621
7,925	Estee Lauder Companies, Inc. (The) (Class A)	262,159
26,814	Kimberly-Clark Corp.	1,391,378
187,302	Procter & Gamble Co. (The)	9,728,466
		14,627,738
	Industrial Conglomerates (3.4%)
44,233	3M Co.	2,525,704
16,151	Danaher Corp.	974,713
674,498	General Electric Co. (d)	9,092,233
47,213	Honeywell International, Inc.	1,565,583
21,805	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	441,115
16,491	Textron, Inc.	189,647
59,557	United Technologies Corp.	3,133,294
		17,922,289
	Industrial Machinery (0.4%)
11,279	Eaton Corp.	490,637
3,867	Flowserve Corp. (a)	284,495
24,407	Illinois Tool Works Inc.	788,102
11,023	Parker Hannifin Corp.	465,832
		2,029,066
	Industrial Specialties (0.2%)
11,468	Ecolab Inc.	428,330
11,232	PPG Industries, Inc.	499,487
		927,817
	Information Technology Services (2.1%)
12,425	Citrix Systems, Inc. (a)	390,269
19,917	Cognizant Technology Solutions Corp. (Class A) (a)	501,709
10,362	Computer Sciences Corp. (a)	439,971
85,692	International Business Machines Corp.	9,107,346
12,039	Teradata Corp.	260,042
		10,699,337
	Insurance Brokers/Services (0.2%)
16,838	AON Corp.	606,168
30,401	Marsh & McLennan Companies, Inc.	575,187
		1,181,355
	Integrated Oil (7.3%)
129,152	Chevron Corp.	8,610,564
94,997	ConocoPhillips	4,354,662
316,678	Exxon Mobil Corp.	21,961,619
18,072	Hess Corp.	1,203,414
45,545	Marathon Oil Corp.	1,451,975
11,350	Murphy Oil Corp.	669,764
		38,251,998
	Internet Retail (0.4%)
20,790	Amazon.com, Inc. (a)	1,621,412
11,202	Gamestop Corp (Class A) (a)	279,490
		1,900,902
	Internet Software/Services (1.6%)
11,568	Akamai Technologies, Inc. (a)	257,504
15,449	Google Inc. (Class A) (a)	6,445,786
13,272	VeriSign, Inc. (a)	310,698
88,991	Yahoo! Inc. (a)	1,409,617
		8,423,605
	Investment Banks/Brokers (2.1%)
14,815	Ameriprise Financial, Inc.	447,413
4,182	CME Group Inc.	1,345,098
38,492	E*TRADE Group, Inc. (a)	55,428
32,269	Goldman Sachs Group, Inc. (The)	4,665,129
4,942	IntercontinentalExchange Inc.	532,698
79,132	Morgan Stanley (e)	2,399,282
9,312	Nasdaq Stock Market Inc. (a)	196,576
14,855	NYSE Euronext	445,650
58,356	Schwab (Charles) Corp. (The)	1,027,066
		11,114,340
	Investment Managers (0.7%)
6,059	Federated Investors, Inc. (Class B)	151,657
8,932	Franklin Resources, Inc.	597,104

26,332	Invesco Ltd.	412,096
10,797	Janus Capital Group, Inc.	109,482
9,708	Legg Mason, Inc.	187,170
15,360	Price (T.) Rowe Group, Inc.	623,155
29,888	State Street Corp.	1,388,298
		3,468,962
	Life/Health Insurance (0.7%)
28,677	AFLAC, Inc.	1,018,034
29,627	Genworth Financial Inc. (Class A)	175,392
17,502	Lincoln National Corp.	331,663
52,252	MetLife, Inc.	1,645,938
5,816	Torchmark Corp.	233,571
22,649	UnumProvident Corp.	387,524
		3,792,122
	Major Banks (3.9%)
486,808	Bank of America Corp.	5,486,326
72,030	Bank of New York Mellon Corp.	2,000,993
38,395	BB&T Corp.	860,816
10,293	Comerica, Inc.	223,152
25,038	Huntington Bancshares, Inc.	98,149
33,859	KeyCorp	169,295
26,570	PNC Financial Services Group	1,210,264
56,964	Regions Financial Corp.	238,679
24,221	SunTrust Banks, Inc.	318,991
122,751	U.S. Bancorp	2,356,819
292,111	Wells Fargo & Co.	7,448,831
		20,412,315
	Major Telecommunications (3.1%)
376,453	AT&T Inc.	9,332,270
9,722	Embarq Corp.	408,518
174,884	Sprint Nextel Corp.	900,653
182,980	Verizon Communications, Inc.	5,353,995
		15,995,436
	Managed Health Care (1.0%)
28,355	Aetna, Inc.	759,347
18,800	CIGNA Corp.	416,796
10,190	Coventry Health Care, Inc. (a)	183,930
11,540	Humana, Inc. (a)	361,548
79,380	UnitedHealth Group Inc.	2,111,508
30,906	WellPoint Inc. (a)	1,439,292
		5,272,421
	Media Conglomerates (1.5%)
46,507	CBS Corp. (Class B)	343,222
119,379	Disney (Walt) Co. (The)	2,891,359
145,167	News Corp. (Class A)	1,419,733
74,643	Time Warner, Inc.	1,748,139
23,141	Time Warner Cable Inc.	712,511
36,841	Viacom Inc. (Class B) (a)	816,765
		7,931,729
	Medical Distributors (0.4%)
10,685	AmerisourceBergen Corp.	396,414
22,317	Cardinal Health, Inc.	797,833
17,112	McKesson Corp.	704,159
6,237	Patterson Companies, Inc. (a)	128,420
		2,026,826
	Medical Specialties (2.5%)
6,785	Bard (C.R.), Inc.	485,060
38,877	Baxter International, Inc.	1,990,114
15,467	Becton, Dickinson & Co.	1,046,807
92,796	Boston Scientific Corp. (a)	872,282
32,518	Covidien Ltd.	1,161,543
10,188	DENTSPLY International, Inc.	298,101
10,917	Hospira, Inc. (a)	376,637
2,675	Intuitive Surgical, Inc. (a)	400,394
70,303	Medtronic, Inc.	2,414,908
8,077	Pall Corp.	207,417
8,079	PerkinElmer, Inc.	131,445
21,518	St. Jude Medical, Inc. (a)	839,632

14,189	Stryker Corp.	545,425
26,748	Thermo Fisher Scientific, Inc. (a)	1,040,765
8,499	Varian Medical Systems, Inc. (a)	303,924
6,725	Waters Corp. (a)	291,327
13,362	Zimmer Holdings, Inc. (a)	595,277
		13,001,058
	Medical/Nursing Services (0.1%)
7,100	DaVita, Inc. (a)	320,281

	Miscellaneous Commercial Services (0.1%)
8,988	Cintas Corp.	209,331
12,293	Iron Mountain Inc. (a)	334,984
		544,315
	Miscellaneous Manufacturing (0.1%)
12,720	Dover Corp.	399,917

	Motor Vehicles (0.3%)
193,752	Ford Motor Co. (a)	1,114,074
41,756	General Motors Corp.	31,317
15,925	Harley-Davidson, Inc.	270,247
		1,415,638
	Multi-Line Insurance (0.1%)
183,918	American International Group, Inc.	310,821
20,609	Hartford Financial Services Group, Inc. (The)	295,533
		606,354
	Office Equipment/Supplies (0.1%)
7,270	Avery Dennison Corp.	200,361
14,099	Pitney Bowes, Inc.	322,585
		522,946
	Oil & Gas Pipelines (0.2%)
47,963	El Paso Corp.	467,639
39,582	Williams Companies, Inc. (The)	664,186
		1,131,825
	Oil & Gas Production (2.9%)
30,317	Anadarko Petroleum Corp.	1,448,546
21,799	Apache Corp.	1,836,784
7,069	Cabot Oil & Gas Corp.	248,334
36,995	Chesapeake Energy Corp.	838,307
13,116	Denbury Resources Inc. (a)	225,464
28,839	Devon Energy Corp.	1,823,778
15,734	EOG Resources, Inc.	1,151,571
10,213	Noble Energy, Inc.	607,469
52,400	Occidental Petroleum Corp.	3,516,564
8,050	Pioneer Natural Resources Co. (a)	226,366
10,625	Range Resources Corp.	486,731
21,317	Southwestern Energy Co. (a)	926,650
37,721	XTO Energy Inc.	1,613,327
		14,949,891
	Oil Refining/Marketing (0.2%)
7,993	Sunoco, Inc.	243,227
9,471	Tesoro Corp.	160,439
30,706	Valero Energy Corp.	686,893
		1,090,559
	Oilfield Services/Equipment (1.7%)
18,454	Baker Hughes Inc.	720,813
19,968	BJ Services Co.	312,300
15,015	Cameron International Corp. (a)	468,918
56,777	Halliburton Co.	1,301,897
25,957	National-Oilwell Varco, Inc. (a)	1,002,459
77,483	Schlumberger Ltd. (Netherlands Antilles)	4,434,352
14,970	Smith International, Inc.	436,974
		8,677,713
	Other Consumer Services (0.4%)
7,288	Apollo Group, Inc. (Class A) (a)	430,721
23,184	Block (H&R), Inc.	338,486
67,138	eBay Inc. (a)	1,182,972
14,328	Expedia, Inc. (a)	248,018
		2,200,197

	Other Consumer Specialties (0.1%)
10,254	Fortune Brands, Inc.	358,993

	Other Metals/Minerals (0.0%)
5,821	Titanium Metals Corp.	53,902

	Packaged Software (3.7%)
32,254	Adobe Systems, Inc. (a)	908,918
15,478	Autodesk, Inc. (a)	332,158
12,826	BMC Software, Inc. (a)	437,367
26,943	CA Inc.	470,155
16,860	Compuware Corp. (a)	128,642
21,892	Intuit Inc. (a)	595,900
10,450	McAfee Inc. (a)	409,954
488,596	Microsoft Corp.	10,206,770
23,616	Novell, Inc. (a)	98,243
243,655	Oracle Corp. (a)	4,773,201
7,177	Salesforce.com Inc. (a)	272,367
51,865	Symantec Corp. (a)	808,575
		19,442,250
	Personnel Services (0.1%)
8,428	Monster Worldwide Inc. (a)	98,439
10,612	Robert Half International, Inc.	226,991
		325,430
	Pharmaceuticals: Generic Drugs (0.1%)
20,842	Mylan Laboratories, Inc.	275,323
7,155	Watson Pharmaceuticals, Inc. (a)	216,439
		491,762
	Pharmaceuticals: Major (6.8%)
98,116	Abbott Laboratories	4,421,107
127,763	Bristol-Myers Squibb Co.	2,545,039
63,481	Eli Lilly & Co.	2,194,538
176,728	Johnson & Johnson	9,748,316
134,944	Merck & Co., Inc.	3,721,756
434,676	Pfizer, Inc.	6,602,728
102,327	Schering-Plough Corp.	2,496,779
84,366	Wyeth	3,784,659
		35,514,922
	Pharmaceuticals: Other (0.3%)
19,093	Allergan, Inc.	842,574
20,615	Forest Laboratories, Inc. (a)	488,369
16,859	King Pharmaceuticals, Inc. (a)	159,486
		1,490,429
	Precious Metals (0.6%)
25,925	Freeport-McMoRan Copper & Gold, Inc.	1,411,098
31,267	Newmont Mining Corp.	1,528,018
		2,939,116
	Property - Casualty Insurers (1.0%)
32,724	Allstate Corp. (The)	841,989
22,545	Chubb Corp. (The)	893,909
11,107	Cincinnati Financial Corp.	251,129
21,272	Loews Corp.	575,408
40,381	Progressive Corp. (The)	651,346
37,974	St. Paul Travelers Companies, Inc. (The)	1,544,023
22,626	XL Capital Ltd. (Class A) (Cayman Islands)	228,975
		4,986,779
	Publishing: Books/Magazines (0.0%)
2,472	Meredith Corp.	66,645

	Publishing: Newspapers (0.1%)
15,603	Gannett Co., Inc.	74,426
7,967	New York Times Co. (The) (Class A)	52,582
410	Washington Post Co. (The) (Class B)	147,600
		274,608
	Pulp & Paper (0.1%)
29,245	International Paper Co.	420,251
11,684	MeadWestvaco Corp.	186,593
		606,844

	Railroads (0.9%)
17,928	Burlington Northern Santa Fe Corp.	1,298,704
23,933	CSX Corp.	760,112
22,950	Norfolk Southern Corp.	853,740
32,859	Union Pacific Corp.	1,618,963
		4,531,519
	Real Estate Development (0.0%)
15,253	CB Richard Ellis Group, Inc. (Class A) (a)	111,347

	Real Estate Investment Trusts (1.0%)
7,955	Apartment Investment & Management Co. (Class A)	75,175
5,441	AvalonBay Communities, Inc.	334,513
8,263	Boston Properties, Inc.	399,268
18,607	Equity Residential	452,894
17,282	HCP INC	401,461
6,732	Health Care REIT, Inc.	230,571
35,743	Host Hotels & Resorts Inc.	335,269
16,163	Kimco Realty Corp.	188,945
11,409	Plum Creek Timber Co., Inc.	395,322
21,858	ProLogis	185,574
8,574	Public Storage, Inc.	571,114
16,462	Simon Property Group, Inc.	880,223
9,796	Ventas, Inc.	297,407
9,553	Vornado Realty Trust	445,743
		5,193,479
	Recreational Products (0.2%)
21,948	Electronic Arts Inc. (a)	504,585
8,474	Hasbro, Inc.	215,324
24,517	Mattel, Inc.	382,710
		1,102,619
	Regional Banks (0.4%)
39,501	Fifth Third Bancorp	272,557
14,416	First Horizon National Corp.	175,010
5,281	M&T Bank Corp.	265,634
17,805	Marshall & Iisley Corp.	117,157
15,430	Northern Trust Corp.	889,540
7,890	Zions Bancorporation	107,935
		1,827,833
	Restaurants (1.2%)
9,489	Darden Restaurants, Inc.	343,217
71,448	McDonald’s Corp.	4,214,718
44,332	Starbucks Corp. (a)	637,937
28,783	Yum! Brands, Inc.	996,755
		6,192,627
	Savings Banks (0.2%)
35,654	Hudson City Bancorp, Inc.	457,441
23,788	People’s United Financial Inc.	375,850
		833,291
	Semiconductors (2.1%)
41,621	Advanced Micro Devices, Inc. (a)	188,959
20,340	Altera Corp.	346,187
19,918	Analog Devices, Inc.	486,198
25,676	Broadcom Corp. (Class A) (a)	654,224
353,956	Intel Corp.	5,564,188
15,166	Linear Technology Corp.	355,036
44,124	LSI Logic Corp. (a)	197,234
12,441	Microchip Technology Inc.	268,352
52,242	Micron Technology, Inc. (a)	264,345
13,343	National Semiconductor Corp.	185,201
36,735	NVIDIA Corp. (a)	383,146
83,906	Texas Instruments Inc.	1,627,776
18,735	Xilinx, Inc.	388,564
		10,909,410
	Services to the Health Industry (0.7%)
15,387	Express Scripts, Inc. (a)	985,537
12,440	IMS Health Inc.	149,778
7,387	Laboratory Corp. of America Holdings (a)	450,312
32,356	Medco Health Solutions Inc. (a)	1,484,817

9,072	Quest Diagnostics Inc.		473,740
5,853	Stericycle, Inc. (a)		292,533
			3,836,717
	Specialty Insurance (0.1%)
8,045	Assurant, Inc.		190,103
12,886	MBIA Inc.		83,115
			273,218
	Specialty Stores (0.5%)
7,379	AutoNation, Inc. (a)		117,179
2,617	AutoZone, Inc. (a)		398,177
15,258	Bed Bath & Beyond Inc. (a)		428,902
18,802	Office Depot, Inc. (a)		87,617
8,850	O’Reilly Automotive, Inc. (a)		319,043
44,208	Staples, Inc.		904,054
8,421	Tiffany & Co.		238,904
			2,493,876
	Specialty Telecommunications (0.4%)
24,599	American Tower Corp. (Class A) (a)		783,970
6,850	CenturyTel, Inc.		211,323
21,294	Frontier Communications Corp.		155,020
100,203	Qwest Communications International, Inc. (a)		436,885
30,057	Windstream Corp.		252,779
			1,839,977
	Steel (0.3%)
7,662	AK Steel Holding Corp. (a)		109,567
6,587	Allegheny Technologies, Inc.		233,246
19,438	Nucor Corp.		853,523
7,952	United States Steel Corp.		271,004
			1,467,340
	Telecommunication Equipment (1.4%)
6,178	Ciena Corp. (a)		67,958
99,244	Corning Inc.		1,458,887
9,206	Harris Corp.		286,122
2,287	Harris Stratex Networks, Inc. (Class B Shares)		10,909
139,037	Motorola, Inc.		842,564
106,031	QUALCOMM, Inc.		4,621,891
27,225	Tellabs, Inc. (a)		151,099
			7,439,430
	Tobacco (1.7%)
129,695	Altria Group, Inc.		2,216,488
10,143	Lorillard Inc.		693,072
127,505	Philip Morris International		5,436,813
11,563	Reynolds American, Inc.		462,173
			8,808,546
	Tools/Hardware (0.1%)
4,110	Black & Decker Corp.		131,808
3,929	Snap-On, Inc.		122,388
5,390	Stanley Works (The)		192,423
			446,619
	Trucks/Construction/Farm Machinery (0.7%)
38,353	Caterpillar Inc.		1,359,997
13,774	Cummins Inc.		446,691
26,520	Deere & Co.		1,152,824
8,916	Manitowoc Co., Inc.		58,132
22,185	PACCAR, Inc.		662,222
			3,679,866
	Wholesale Distributors (0.1%)
10,906	Genuine Parts Co.		365,133
4,423	Grainger (W.W.), Inc.		348,665
			713,798

	TOTAL COMMON STOCKS
	(Cost $602,704,262) (f) (g)	99.1%	516,066,157
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	4,892,409
	NET ASSETS	100.0%	$520,958,566

(a)	Non-income producing security.
(b)	Consist of one or more class of securities traded as a unit: stock with attached trust shares.
(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	A portion of this security has been physically segregated in connection with open futures contracts
(e)

For the three months ended May 31, 2009 the cost of purchases and the proceeds from sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $267,071 and $0, respectively, including net realized loss of $141,786.

(f)	Securities have been designated as collateral in connection with open futures contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at May 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

114	Long	S&P 500 Index E-MUNI June 2009	$5,233,170	$129,270

Morgan Stanley S&P 500 Index Fund

Notes to the Portfolio of Investments

FAS 157

5/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$516,066,157	$516,066,157	—	—
Other Financial Instruments*	129,270	129,270	—	—
Total	$516,195,427	$516,195,427	—	—

* Other financial instruments include future contracts.

As of May 31, 2009, The Fund held one level 3 security with a value of $0 for the entire period.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009